Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary		6 months
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary		9 months
Property and Equipment
Useful life of property and equipment		1 year
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred		4 years
Maximum
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary		6 months
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary		9 months
Property and Equipment
Useful life of property and equipment		40 years
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period		10 years
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred		5 years
DISH Digital Holding LLC | EchoStar
Redeemable Noncontrolling Interest
Ownership percentage owned by noncontrolling owners	10.00%
Number of days following the fifth anniversary of the Exchange Agreement to redeem	60 days